IFRS 7 - Disclosure - Liquidity Risk - Summary Of Deposit Funding (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Funds from Deposits	$ 962,328	$ 949,281
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	486,590	471,543
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 475,738	$ 477,738